Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Intangible Assets

Intangible assets at September 30 consisted of:

	2014		2013
(Millions of dollars)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets
Core and developed technology	$893	$379	$942	$401
Product rights	148	31	167	24
Patents, trademarks, and other	268	184	349	254

Amortized intangible assets	$1,308	$594	$1,457	$679

Unamortized intangible assets
Acquired in-process research and development	$44		$54
Trademarks	2		2

Unamortized intangible assets	$46		$56

Reconciliation of Goodwill by Business Segment

The following is a reconciliation of goodwill by business segment:

(Millions of dollars)	Medical	Life Sciences	Total
Goodwill as of September 30, 2013	$511	$598	$1,109
Acquisitions (A)	—	13	13
Currency translation/other (B)	(29)	(3)	(32)

Goodwill as of September 30, 2014	$482	$608	$1,090

(A)	Represents goodwill recognized upon the Company’s acquisition of Alverix, Inc. in the second quarter of fiscal year 2014.

(B)	Includes amounts resulting from foreign currency translation as well as acquisition accounting adjustments.